Income Taxes - Group's deferred tax assets valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Income Taxes
Beginning balance	¥ 9,247		¥ 20,520
Increase during the year	3,259		2,135
Decrease due to disposal of VIEs' entities			(13,771)
Increase due to acquisition of VIEs' entities			279
Exchange translation adjustment	(235)		84
Ending balance	¥ 12,271	$ 1,900	¥ 9,247